Long-Term Debt (Other Boyd Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
For the year ending December 31,
Unamortized discount	$ (1,556)	$ (1,888)
Interest	19,858	33,407
Gain Loss on Early Retirements of Debt	(1,582)	(42,364)	$ (40,733)
Boyd
For the year ending December 31,
Outstanding principal	3,121,558	3,283,129
Gain Loss on Early Retirements of Debt	(1,582)	(28,356)	$ (30,829)
Boyd | Other
For the year ending December 31,
Unamortized discount	0	0
Fair Value, Inputs, Level 3 [Member] | Boyd | Other
For the year ending December 31,
Outstanding principal	$ 504	$ 591